Transactions with Related Parties - Charter Revenues (Table) (Details)	12 Months Ended
Dec. 31, 2016
M/T Agisilaos
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	09/2014
Termination or earliest expected redelivery	09/2015
Gross Daily Hire Rate	$14.3
Net Daily Hire Rate	$14.1
M/T Agisilaos
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	09/2015
Termination or earliest expected redelivery	06/2016
Gross Daily Hire Rate	$14.5
Net Daily Hire Rate	$14.3
M/T Axios
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	07/2014
Termination or earliest expected redelivery	06/2015
Gross Daily Hire Rate	$14.8
Net Daily Hire Rate	$14.6
M/T Arionas
Related Party Transaction
Time Charter (TC) in years	1.2 TC
Commencement of Charter	12/2014
Termination or earliest expected redelivery	01/2016
Gross Daily Hire Rate	$15.0
Net Daily Hire Rate	$14.8
M/T Amore Mio II
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	12/2013
Termination or earliest expected redelivery	04/2015
Gross Daily Hire Rate	$17.0
Net Daily Hire Rate	$16.8
M/T Amore Mio II
Related Party Transaction
Time Charter (TC) in years	1 to 1.2 TC
Commencement of Charter	04/2015
Termination or earliest expected redelivery	09/2015
Gross Daily Hire Rate	$27.0
Net Daily Hire Rate	$26.7
M/T Amore Mio II
Related Party Transaction
Time Charter (TC) in years	0.9 TC
Commencement of Charter	08/2016
Termination or earliest expected redelivery	06/2017
Gross Daily Hire Rate	$21.0
Net Daily Hire Rate	$20.7
M/T Avax
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	09/2014
Termination or earliest expected redelivery	06/2015
Gross Daily Hire Rate	$14.8
Net Daily Hire Rate	$14.6
M/T Akeraios
Related Party Transaction
Time Charter (TC) in years	1.5 TC
Commencement of Charter	07/2013
Termination or earliest expected redelivery	03/2015
Gross Daily Hire Rate	$15.0
Net Daily Hire Rate	$14.8
M/T Akeraios
Related Party Transaction
Time Charter (TC) in years	2 TC
Commencement of Charter	03/2015
Termination or earliest expected redelivery	04/2016
Gross Daily Hire Rate	$15.6
Net Daily Hire Rate	$15.4
M/T Apostolos
Related Party Transaction
Time Charter (TC) in years	1.2 to 1.5 TC
Commencement of Charter	10/2013
Termination or earliest expected redelivery	04/2015
Gross Daily Hire Rate	$14.9
Net Daily Hire Rate	$14.7
M/T Apostolos
Related Party Transaction
Time Charter (TC) in years	2 TC
Commencement of Charter	04/2015
Termination or earliest expected redelivery	01/2016
Gross Daily Hire Rate	$15.6
Net Daily Hire Rate	$15.4
M/T Anemos I
Related Party Transaction
Time Charter (TC) in years	1.2 to 1.5 TC
Commencement of Charter	12/2013
Termination or earliest expected redelivery	06/2015
Gross Daily Hire Rate	$14.9
Net Daily Hire Rate	$14.7
M/T Anemos I
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	06/2015
Termination or earliest expected redelivery	01/2016
Gross Daily Hire Rate	$17.3
Net Daily Hire Rate	$17.0
M/T Aristotelis
Related Party Transaction
Time Charter (TC) in years	1.5 to 2.0 TC
Commencement of Charter	12/2013
Termination or earliest expected redelivery	12/2015
Gross Daily Hire Rate	$17.0
Net Daily Hire Rate	$16.8
M/T Aristotelis
Related Party Transaction
Time Charter (TC) in years	1.1 to 1.3 TC
Commencement of Charter	12/2015
Termination or earliest expected redelivery	12/2016
Gross Daily Hire Rate	$19.0
Net Daily Hire Rate	$18.8
M/T Amoureux
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	01/2014
Termination or earliest expected redelivery	04/2015
Gross Daily Hire Rate	$24.0
Net Daily Hire Rate	$23.7
M/T Aias
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	12/2013
Termination or earliest expected redelivery	02/2015
Gross Daily Hire Rate	$24.0
Net Daily Hire Rate	$23.7
M/T Assos
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	06/2014
Termination or earliest expected redelivery	04/2015
Gross Daily Hire Rate	$14.8
Net Daily Hire Rate	$14.6
M/T Atrotos
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	05/2014
Termination or earliest expected redelivery	05/2015
Gross Daily Hire Rate	$14.8
Net Daily Hire Rate	$14.6
M/T Atrotos
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	05/2015
Termination or earliest expected redelivery	12/2015
Gross Daily Hire Rate	$15.3
Net Daily Hire Rate	$15.1
M/T Ayrton II
Related Party Transaction
Time Charter (TC) in years	2 TC
Commencement of Charter	02/2016
Termination or earliest expected redelivery	01/2018
Gross Daily Hire Rate	$18.0
Net Daily Hire Rate	$17.8
M/T Miltiadis M II
Related Party Transaction
Time Charter (TC) in years	0.6 TC
Commencement of Charter	09/2015
Termination or earliest expected redelivery	05/2016
Gross Daily Hire Rate	$35.0
Net Daily Hire Rate	$34.6
M/T Miltiadis M II
Related Party Transaction
Time Charter (TC) in years	0.9 TC
Commencement of Charter	08/2016
Termination or earliest expected redelivery	06/2017
Gross Daily Hire Rate	$25.0
Net Daily Hire Rate	$24.7
M/T Active
Related Party Transaction
Time Charter (TC) in years	2 TC
Commencement of Charter	04/2015
Termination or earliest expected redelivery	06/2015
Gross Daily Hire Rate	$17.0
Net Daily Hire Rate	$16.8
M/T Amadeus
Related Party Transaction
Time Charter (TC) in years	2 TC
Commencement of Charter	06/2015
Termination or earliest expected redelivery	05/2017
Gross Daily Hire Rate	$17.0
Net Daily Hire Rate	$16.8
M/T Atlantas II
Related Party Transaction
Time Charter (TC) in years	1 TC
Commencement of Charter	10/2016
Termination or earliest expected redelivery	08/2017
Gross Daily Hire Rate	$13.0
Net Daily Hire Rate	$12.8